Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Compensation Charges

The following table represents compensation costs for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Wages and salaries	$887.2	$553.1
Stock-based compensation	133.6	48.8
Pensions	53.9	25.8
Social welfare	62.4	29.4
Other benefits	287.7	168.2

Total	1,424.8	825.3